Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Property, plant, and equipment

9. Property, plant, and equipment

Property, plant, and equipment is held at cost, less accumulated depreciation and impairment charges. When assets are sold or retired, such assets are no longer recorded in the Consolidated Statements of Financial Position. Any gain or loss on the sale or retirement is recognized in the Consolidated Statements of Profit and Loss.

The capitalized amount of property, plant, and equipment is the purchase price, including freight, installation, duties, taxes, and direct acquisition costs related to preparing the asset for use. Costs related to training and commissioning are expensed as incurred. Subsequent costs, such as expenses for repair and maintenance, are recognized as incurred in the Consolidated Statements of Profit and Loss. Subsequent enhancements creating future economic benefits are recognized in the Consolidated Statements of Financial Position as additions to property, plant, and equipment.

These assets are depreciated using the straight-line method over each asset’s useful life. The depreciation period and method are assessed each year to ensure that the method and period used is consistent with the status of the non-current asset.

Property, plant, and equipment balances as of December 31, 2022, and December 31, 2021, reflected the following activity:

2022 ($000s)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2021	$855	$782	$2,281	$3,918
Additions	125	38	104	267
Impact of currency translation	(11)	(18)	(37)	(66)
Accumulated cost at December 31, 2022	969	803	2,348	4,120
Accumulated depreciation at December 31, 2021	$367	$671	$1,579	$2,617
Depreciation	125	73	246	443
Impact of currency translation	(6)	(10)	(33)	(48)
Accumulated depreciation at December 31, 2022	486	734	1,793	3,012
Carrying amount at December 31, 2022	$483	$69	$556	$1,107

2021 ($000s)	Plant and machinery, fixtures and fittings	Office furniture and office equipment	Instruments and lab equipment, software tools	Total
Depreciation period (straight line, in years)	3-5	3-5	3-5
Accumulated cost at December 31, 2020	$855	$710	$2,217	$3,782
Additions	—	74	67	141
Impact of currency translation	—	(2)	(3)	(5)
Accumulated cost at December 31, 2021	855	782	2,281	3,918
Accumulated depreciation at December 31, 2020	$236	$572	$1,307	$2,115
Depreciation	131	101	275	507
Impact of currency translation	—	(2)	(3)	(5)
Accumulated depreciation at December 31, 2021	367	671	1,579	2,617
Carrying amount at December 31, 2021	$488	$111	$712	$1,301

There were no assets under construction at the end of 2022 or 2021.